DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits:
DEPOSITS

7. DEPOSITS

The following table sets forth the details of total deposits:

	December 31, 2011		December 31, 2010

(In Thousands)	$	%	$	%
Noninterest-Bearing Demand Deposits	$297,459	20.60%	$228,764	16.93%
Interest-Bearing Checking	341,180	23.63	290,322	21.48
Savings	92,322	6.39	80,799	5.98
Money Market	516,920	35.80	524,449	38.80
Certificates of Deposit	196,011	13.58	227,212	16.81
Total Deposits	$1,443,892	100.00%	$1,351,546	100.00%

The scheduled maturities of time deposits are as follows:

(In Thousands)
2012	$117,722
2013	34,601
2014	17,537
2015	15,826
2016	10,325
Total	$196,011